Note 7 - Cost of Revenue (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Total employee benefits expense	$ 61,029	$ 34,683	$ 42,134
Other expenses	$ 32,210	28,359	25,359
Reclassified to cost of sales [member]
Statement Line Items [Line Items]
Total employee benefits expense		6,285	2,181
Other expenses		$ 408	$ 485